Cover	Oct. 12, 2022
Cover [Abstract]
Entity Registrant Name	Verde Resources, Inc.
Entity Central Index Key	0001506929
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 12, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-55276
Entity Tax Identification Number	32-0457838
Entity Address Address Line 1	2 Cityplace Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63141
City Area Code	323
Local Phone Number	538 5799
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12g Title	Common Stock, par value US$0.001
Trading Symbol	VRDR